Fees and Expenses - PGIM Government Money Market Fund	Jul. 31, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	The tables below describe the sales charges, fees and expenses that you may pay if you hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below buy and hold shares of the Fund. You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below.
Expenses Restated to Reflect Current [Text]	Expense information in the table has been restated to reflect current fees.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.